SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, shares in Millions, $ in Millions	Mar. 24, 2020	Feb. 18, 2020	Mar. 18, 2020
Dividends [Abstract]
Dividend declare date	Mar. 24, 2020	Feb. 18, 2020
Dividend declared (in dollars per share)	$ 0.14	$ 0.07
Dividends		$ 10.3
Dividend payment date	Jun. 05, 2020	Mar. 16, 2020
Share authorized to be repurchased (in shares)			4.5